FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value of Liabilities (Details) - Financial liabilities at amortised cost - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Amortizing Notes
Disclosure of financial liabilities [line items]
Carrying value		$ 15.5
Financial liabilities, at fair value		15.5
Amortizing Notes | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value		15.5
Amortizing Notes | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value		0.0
Notes
Disclosure of financial liabilities [line items]
Carrying value	$ 7,337.4	6,157.0
Financial liabilities, at fair value	7,087.5	5,568.6
Notes | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	0.0	0.0
Notes | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	7,087.5	5,568.6
Notes | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	$ 0.0	$ 0.0